Cover Page	Jul. 27, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	T-MOBILE US, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001283699
Amendment Flag	false